Related Party Disclosures (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Proceeds from borrowings	€ 55,552,179	€ 53,577,777	€ 59,368,855
Integrated MicroElectronics, Inc.
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests held	50.32%
Dr. Heiko Frank, Chairman
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests held	49.99%
Kloepfel Corporate Finance GmbH
Disclosure of transactions between related parties [line items]
Percentage of gross proceeds	0.95%